Jody M. Walker
Attorney At Law
7841 South Garfield Way
Centennial, CO 80122
Telephone: 303-850-7637                         Facsimile: 303-220-9902
                       jmwalker85@earthlink.net


May 11, 2005

Messeret Nega
Securities and Exchange Commission
450 5th Street, N.W.
Washington, D.C. 20549
202-551-3316 telephone
202-772-9209 facsimile

Re:      Gaming Venture Corp., U.S.A.
         Form 14C revised

Dear Ms. Nega:

Based on our discussions, enclosed for filing please find a revised Form 14C which includes the reasons for the reverse split and the information required under Rule 10b-17.

Thank you for your time and consideration in this matter.   Please do
not hesitate to contact me if you have any questions regarding this matter.


Very truly yours,

/s/Jody M. Walker
--------------------------
Jody M. Walker, Attorney At Law